Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss)	$ (115,212)	[1]	$ (88,333)	$ (103,683)
Actuarial gains and losses	(303)		70	(515)
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	(303)		70	(515)
Currency translation adjustment	(5,714)		(19,192)	23,512
Commodity derivative contracts	17
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	(5,697)		(19,192)	23,512
Total Comprehensive income (loss)	(121,212)		(107,455)	(80,686)
Attributable to shareholders of Cellectis	(108,356)		(97,125)	(75,963)
Attributable to non-controlling interests	$ (12,856)		$ (10,330)	$ (4,723)

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.